Disclosure of Detailed Information About Earning Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the company	$ (0.045)	$ (0.379)
From discontinued operations attributable to the ordinary equity holders of the company	(0.021)	(0.515)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	$ (0.066)	$ (0.894)
Loss from continuing operations attributable to the ordinary equity holders of the Group used in calculating basic earnings per share	$ (33,200)	$ (4,899)
Loss from discontinuing operations attributable to the ordinary equity holders of the Group used in calculating basic earnings per share	(15,567)	(6,659)
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share:	$ (48,767)	$ (11,558)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	733,230,584	12,921,978